Use of estimates	12 Months Ended
Dec. 31, 2022
Use Of Estimates [Abstract]
Use of estimates
4	Use of estimates
In preparing these consolidated financial statements, management has made estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.
Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year is included in the following notes:
Notes 12 and 13: impairment test of cash generating units containing goodwill and intangible assets: key assumptions underlying recoverable amounts, including the recoverability of development costs; and
Note 33: acquisition of ACT Genomics Holdings Company Limited and its subsidiaries (“ACT Group”): fair value of the assets acquired and liabilities assumed.

Measurement of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities.
The Group assigned its finance team to oversee all significant fair value measurements, including Level 3 fair values, and reports directly to the chief financial officer.
The finance team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the finance team assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of the IFRSs, including the level in the fair value hierarchy in which the valuations should be classified.
Significant valuation issues are reported to the Group’s audit committee.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorised into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3 : inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorised in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:

•	Note 29: equity-settled share-based transactions;

•	Note 31(B): financial instruments; and

•	Notes 13 and 33: acquisition of ACT Group.